Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income tax rate reconciliation:
Tax benefit at U.S. statutory rate	$ 337,000	$ 370,000
Amortization of discount on convertible notes payable	(136,000)	(160,000)
Valuation allowance	$ (201,000)	$ (210,000)
Income tax expense